Segment information (Tables)	3 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
Summary relevant financial information by operating segment

The table below summarizes the relevant financial information by operating segment:

	Three months ended March 31, 2025
	Active ingredient	Biopharmaceutical	Total
	$	$	$
Revenue	1,387	113	1,500
Cost of sales	(1,018)	(39)	(1,057)
Gross margin	369	74	443
Research and development	(497)	(637)	(1,134)
Loss from operations before SG&A and other income (expenses)	(128)	(563)	(691)
Selling, general & administrative			(2,926)
Loss from operations			(3,617)
Net other income			(38)
Loss before income taxes			(3,655)

	Three months ended March 31, 2024
	Active ingredient	Biopharmaceutical	Total
	$	$	$
Revenue	2,057	-	2,057
Cost of sales	(1,153)	-	(1,153)
Gross margin	904	-	904
Research and development	(1,062)	-	(1,062)
Income from operations before SG&A and other income (expenses)	(158)	-	(158)
Selling, general & administrative			(1,656)
Loss from operations			(1,814)
Net other income			1
Loss before income taxes			(1,813)